Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Compensation Plans

15. Compensation Plans

The Company provides stock-based and equity-based compensation in the form of (a) restricted stock awards and restricted stock units to certain employees (the “Restricted Stock”), (b) stock option awards, unrestricted stock awards and stock appreciation rights to employees, directors and consultants under various plans (the “Common Stock Options”), and (c) common stock warrants, referred to as the ABG Warrants and Publisher Partner Warrants (collectively the “Warrants”) as referenced in the below table.

Stock-based compensation and equity-based expense charged to operations or capitalized are summarized as follows:

	Three Months Ended March 31, 2024
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$35	$347	$3	$385
Selling and marketing	2	107	-	109
General and administrative	190	229	-	419
Total costs charged to operations	227	683	3	913
Capitalized platform development	-	208	-	208
Total stock-based compensation	$227	$891	$3	$1,121

	Three Months Ended March 31, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$794	$1,189	$-	$1,983
Selling and marketing	65	303	-	368
General and administrative	2,352	1,288	246	3,886
Total costs charged to operations	3,211	2,780	246	6,237
Capitalized platform development	-	307	-	307
Total stock-based compensation	$3,211	$3,087	$246	$6,544

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of March 31, 2024 were as follows:

	As of March 31, 2024
	Restricted Stock	Common Stock Options	Warrants	Totals
Unrecognized compensation expense	$1,052	$1,939	$23	$3,014
Weighted average period expected to be recognized (in years)	1.55	1.39	1.77	1.45

Modification of Warrants – On January 2, 2024, in connection with the default under the Licensing Agreement, the Performance-Based Warrants totaling 599,724 vested as a result of the default pursuant to certain provisions where all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG. Of the warrants that vested, 449,793 had an exercise price of $9.24 per share and 149,931 had an exercise price of $18.48 per share.

Modification of Awards – On February 28, 2023, the Company modified certain equity awards as a result of the resignation of a senior executive employee where 38,026 restricted stock units with time-based vesting that were unvested were vested and 21,117 options for shares of the Company’s common stock with time-based vesting that were unvested were vested, each subject to compliance with applicable securities laws and certain other provisions. In connection with the modification of these equity awards, the Company agreed to purchase a options exercisable for 45,632 shares of the Company’s common stock (including previously vested options of shares of the Company’s common stock of 24,515) as of the resignation date of the employee at a price of $10.29 per share, reduced by the exercise price and required tax withholdings, subject to certain conditions. The modification of the equity awards resulted in the unamortized costs being recognized at the modification date. The cash price of $10.29 per option less the strike price of $8.82 per option resulted in incremental cost of $68 being recognized at the modification date. The modification resulted in liability classification of the equity awards, with $68 paid during the three months ended March 31, 2023.

22. Stock–Based Compensation

The Company issued stock-based compensation awards under several plans as follows:

●	2016 Plan – On December 19, 2016, the Board adopted the 2016 Stock Incentive Plan (the “2016 Plan”) that allowed the Company to grant restricted stock awards and statutory and non-statutory common stock options to acquire shares of the Company’s common stock to employees, directors and consultants, with vesting variable vesting provisions consisting of time-based and performance-based. The Company is no longer issuing awards under the 2016 Plan.

●	2019 Plan – On April 4, 2019, the Board adopted the 2019 Equity Incentive Plan (the “2019 Plan”) that allowed awards of stock options, restricted stock awards, restricted stock units, unrestricted stock awards, and stock appreciation rights, with variable vesting provisions consisting of time-based, performance-based, or market-based. The Company is no longer issuing option awards under the 2019 Plan.

●	Outside Options – The Company granted stock options outside the 2016 Plan and 2019 Plan (the “Outside Options”) that allowed the Company to grant statutory and non-statutory common stock options, with variable vesting provisions consisting time-based, performance-based targets and certain performance achievements. The Company is no longer issuing Outside Options.

●	2022 Plan – On April 18, 2022, the Board adopted the 2022 Stock and Equity Compensation Plan (the “2022 Plan”) that was approved by the Company’s stockholders on June 2, 2022 with a maximum number of shares authorized to be issued under the plan of 1,800,000. The purpose of the 2022 Plan is to foster the growth and success of the Company by providing a means to attract, motivate and retain officers, directors, key employees, and consultants through awards of stock options, stock appreciation rights, restricted stock awards, unrestricted stock awards and restricted stock units. Shares subject to an award that have been canceled, expired, settled in cash, or not issued or forfeited for any reason will not reduce the aggregate number of shares that may be subject to or delivered under the 2022 Plan and will be available for future awards granted under the 2022 Plan. Common stock options issued under the 2022 Plan may have a term of up to ten years and may have variable vesting provisions based on time and performance. The issuance of awards under the 2022 Plan is administered by the Board or any committee of directors designated by the Board.

Restricted Stock Units

During the year ended December 31, 2023 and 2022, the Company issued restricted stock units to various employees and members of the board subject to continued service. Upon vesting of the award, subject to certain conditions for release of the award, the Company issues the underlying common stock of the Company.

The fair value of a restricted stock unit was determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued during the years ended December 31, 2023, and 2022.

A summary of the restricted stock unit activity during the year ended December 31, 2023 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2023	994,766	397,376	$15.44
Granted	148,970	-	5.77
Vested	(645,023)	645,023
Released	-	(429,528)
Cancelled	(299,446)	-
Restricted stock units outstanding at December 31, 2023	199,267	612,871	13.55

On February 28, 2023 and June 30, 2023, the Company modified certain restricted stock units as a result of the resignation of two senior executives, where 38,026 and 42,635 restricted stock units with time-based vesting that were unvested were vested, respectively, subject to certain provisions, resulting in no incremental cost.

On November 22, 2022, the Company modified 232,816 restricted stock units that were issued to one former employee (Ross Levinsohn) to remove the market trading volume condition, resulting in incremental cost of $321 at the modification date.

The Company’s policy is to repurchase the number of shares of its common stock at the fair market value at the time of issuance of new shares of its common stock upon conversion of a restricted stock unit to cover the tax obligations. During the year ending December 31, 2024, the Company expects to repurchase approximately 295,000 shares of its common stock upon conversion of restricted stock units that are expected to vest and be released during the period.

The total intrinsic value of shares of the Company’s common stock issued for restricted stock units that were released during the years ended December 31, 2023 and 2022 were $2,955 and $8,707, respectively.

Information with respect to stock-based compensation cost related to the restricted stock units is included within the Restricted Stock caption under the heading Stock-Based Compensation.

Common Stock Options

During the years ended December 31, 2023 and 2022, the Company issued common stock options under the 2022 Plan, consisting of primarily of incentive stock options with a term of up to ten years with time-based vesting provisions over three years.

The fair value of common stock option awards granted during the years ended December 31, 2023 and 2022 was calculated using a Black-Scholes options-pricing model for the time-based awards under the Up-list Scenario, after the Company’s common stock was listed on the NYSE American. The fair value of common stock option awards granted during the year ended December 31, 2022 was calculated using the Black-Scholes option-pricing model for the time-based under the Probability Weighted Scenarios, prior to the Company’s common stock being listed on the NYSE American. The assumptions utilized are as follows:

	Years Ended December 31,
	2023	2022
	Up-list	Up-list	No Up-list
Risk-free interest rate	3.46% - 4.82%	0.97% - 4.36%	0.97% - 1.44%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	46.43% - 47.27%	42.00% - 82.00%	82.00% - 137.00%
Expected life	6 years	3.0 – 6.0 years	3.0 – 6.0 years

A summary of the common stock option activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
Common stock options outstanding at January 1, 2023	6,199,521	$15.26	8.20
Granted	287,993	4.22
Exercised	(6,927)	8.82
Forfeited	(449,333)	9.70
Expired	(579,286)	9.38
Common stock options outstanding at December 31, 2023	5,451,968	9.56	4.43
Common stock options exercisable at December 31, 2023	4,049,393	9.64	5.06
Common stock options not vested at December 31, 2023	1,402,575
Common stock options available for future grants at December 31, 2023 (1)	542,847

(1)	Common stock available for future issuance under the 2022 Plan represent 1,800,000 of authorized shares; less 1,066,597 common stock options outstanding and 190,556 restricted stock units outstanding.

The aggregate grant date fair value of common stock options granted during the years ended December 31, 2023 and 2022 was $610 and $7,194, respectively. The weighted-average grant-date fair value of common stock options granted during the years ended December 31, 2023 and 2022 were $2.12 and $5.25, respectively.

The total intrinsic value of common stock options exercised during the years ended December 31, 2023 and 2022 were $10 and $1,507, respectively. The total fair value of common stock options vested during the years ended December 31, 2023 and 2022 were $10,155 and $12,694, respectively.

The unvested common stock options for which the vesting is expected based on achievement of a performance condition as of December 31, 2023 were 583,143 with a weighted average remaining contractual term of 5.28 years.

The Company’s policy is to repurchase the number of shares of its common stock at the fair market value at the time of issuance of its common stock upon exercise of common stock options to cover the tax obligations and any cashless exercise. In addition, the Company’s policy is to issue new shares of its common stock upon exercise of common stock options.

There was no intrinsic value of exercisable but unexercised in-the-money common stock option awards as of December 31, 2023 based on a fair market value of the Company’s common stock of $2.38 per share on December 31, 2023.

The exercise prices under the common stock options outstanding and exercisable are as follows as of December 31, 2023:

Exercise	Outstanding	Vested
Price	(Shares)	(Shares)
$2.48 to $10.50	4,318,901	3,308,790
$10.51 to $15.52	1,062,379	670,956
$15.53 to $20.54	9,091	9,091
$20.55 to $25.56	25,683	24,642
$25.57 to $30.58	910	910
$30.59 to $35.60	4,320	4,320
$35.61 to $40.62	2,728	2,728
$40.63 to $48.40	27,956	27,956
	5,451,968	4,049,393

Modification of Awards – On February 28, 2023, the Company modified certain equity awards as a result of the resignation of a senior executive employee where 38,026 restricted stock units with time-based vesting that were unvested were vested and 21,117 options to purchase shares of the Company’s common stock with time-based vesting that were unvested were vested, each subject to compliance with applicable securities laws and certain other provisions. In connection with the modification of these equity awards, the Company agreed to purchase a total of 45,632 options to purchase shares of the Company’s common stock (including previously vested options to purchase shares of the Company’s common stock of 24,515) as of the resignation date of the employee at a price of $10.29 per share, reduced by the exercise price and required tax withholdings, subject to certain conditions. The modification of the equity awards resulted in the unamortized costs being recognized at the modification date. The cash price of $10.29 per option less the strike price of $8.82 per option resulted in incremental cost of $68 being recognized at the modification date. The modification resulted in liability classification of the equity awards, with $68 paid during the year ended December 31, 2023.

On June 30, 2023, the Company modified certain equity awards upon the resignation of a senior executive employee pursuant to which unvested restricted stock units for 42,635 shares of the Company’s common stock vested, and unvested options for 29,701 shares of the Company’s common stock vested with the exercise period extended for the 10-year contractual term of the options from the grant date of the award. In connection with the termination, the unamortized costs of the awards of $773 was recognized at the termination date and $284 of incremental cost was recognized as a result of the option award modification upon termination of the senior executive.

On November 2, 2023, the Company modified options of former a senior executive officer for 450,560 shares of the Company’s common stock, pursuant to which the exercise period would be extended for the 10-year contractual term from the grant date of the award subject to continued employment through the closing date of the Business Combination (see Note 28) (the “conditions”). Incremental costs in connection with the modification was $380, of which no cost was recognized at the modification date since the conditions were not satisfied and the employment of the officer was terminated.

2022 Stock Option Repricing

On March 18, 2022, the Company approved a repricing of certain outstanding stock options (the “Stock Option Repricing”) granted under the Company’s 2016 Plan and 2019 Plan that had an exercise price above $ 8.82 per share, as well as certain outstanding stock options held by senior management of the Company under the Outside Options. The Stock Options Repricing was approved by the Board and stockholders. As a result of the Stock Option Repricing, the exercise prices were set to $8.82 per share, which was the closing sale price of the Company’s common stock as listed on the NYSE American exchange on March 18, 2022. Except for the repricing of the stock options under the 2019 Plan, all terms and conditions of each stock option remain in full force and effect. For the repricing of the stock options under the 2019 Plan, the Company (i) modified the exercise price; (ii) will allow cashless exercise as a method of paying the exercise price, and (iii) will waive a lock-up provision in the stock option agreements. All other term and conditions of each of the stock options under the 2019 Plan remain in full force and effect.

The Stock Option Repricing of approximately 4,343,017 stock option grants (for 340 employees) that were issued to employees of the Company, including senior management, resulted in incremental cost of $6,061, of which $143 was recognized at the time of the Stock Option Repricing for the fully vested awards and included on the consolidated statements of operations, and $5,918 will recognized over the remaining vesting term of the original award at the repricing date.

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the common stock options is provided under the heading Stock-Based Compensation.

ABG Warrants

In connection with the Licensing Agreement and issuance of the ABG Warrants to purchase up to 999,540 shares of the Company’s common stock, the Company recorded the issuance of the warrants as stock-based compensation with the fair value of the warrants measured at the time of issuance and expensed over the requisite service period.

A summary of the ABG Warrant activity during the year ended December 31, 2023 is as follows:

	Number of Shares		Weighted Average	Weighted Average Remaining Contractual Life
	Unvested	Vested	Exercise Price	(in years)
ABG Warrants outstanding at January 1, 2023	599,724	399,816	$11.55	6.46
Vested	-	-
ABG Warrants outstanding at December 31, 2023	599,724	399,816	11.55	5.46

There was no intrinsic value of exercisable but unexercised in-the-money ABG Warrants as of December 31, 2023 based on a fair market value of the Company’s common stock of $2.38 per share on December 31, 2023. Information on the acceleration of the vesting of the ABG Warrants is provided in Note 28.

The exercise prices of the ABG Warrants outstanding and exercisable are as follows as of December 31, 2023.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$9.24	749,655	299,862
$18.48	249,885	99,954
	999,540	399,816

Information with respect to compensation cost and unrecognized compensation cost related to the ABG Warrants is provided under the heading Stock-Based Compensation.

Publisher Partner Warrants

Publisher Partner Warrants – Publisher Partner Warrants outstanding as of January 1, 2023, totaling 4,154, expired during the year ended December 31, 2023. As of December 31, 2023, there are no Publisher Partner Warrants outstanding.

New Publisher Partner Warrants

A summary of the New Publisher Partner Warrants activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
New Publisher Partner Warrants outstanding at January 1, 2023	-	$-	-
Granted	9,800	6.91	-
New Publisher Partner Warrants outstanding at December 31, 2023	9,800	6.91	4.15
New Publisher Partner Warrants exercisable at December 31, 2023	1,084	10.56	3.92
New Publisher Partner Warrants not vested at December 31, 2023	8,716
New Publisher Partner Warrants available for future grants at December 31, 2023	23,000

There was no intrinsic value of exercisable but unexercised in-the-money New Publisher Partner Warrants since the fair market value of $2.38 per share of the Company’s common stock was lower than the exercise prices on December 31, 2023.

The exercise prices of the New Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2023.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$5.30	6,800	-
$10.56	3,000	1,084
	9,800	1,084

Stock-Based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2023 and 2022 are summarized as follows:

	Year Ended December 31, 2023
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$2,092	4,460	10	$6,562
Selling and marketing	257	1,402	-	1,659
General and administrative	6,372	3,457	1,010	10,839
Total costs charged to operations	8,721	9,319	1,020	19,060
Capitalized platform development	-	1,016	-	1,016
Total stock-based compensation	$8,721	10,335	1,020	$20,076

	Year Ended December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$3,730	$6,505	$-	$10,235
Selling and marketing	270	2,502	-	2,772
General and administrative	9,067	7,776	1,495	18,338
Total costs charged to operations	13,067	16,783	1,495	31,345
Capitalized platform development	-	1,884	-	1,884
Total stock-based compensation	$13,067	$18,667	$1,495	$33,229

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2023 was as follows:

	As of December 31, 2023
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Unrecognized compensation expense	$1,191	$4,192	$26	$5,409
Weighted average period expected to be recognized (in years)	1.84	1.33	2.01	1.45